SIDLEY AUSTIN LLP 787 SEVENTH AVENUE NEW YORK, NY 10019 +1 212 839 5300

+1 212 839 5599 FAX

AMERICA • ASIA PACIFIC • EUROPE

October 30, 2024

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Registration Statement of Victory Portfolios IV on Form N-1A

Ladies and Gentlemen:

Concurrently with the filing of Form N-8A, Victory Portfolios IV (the “Registrant”) is filing via EDGAR, a Registration Statement on Form N-1A (the “Registration Statement”). The Registrant is filing the Registration Statement to register shares of 25 new series portfolios (the “Funds”):

1.Victory Pioneer AMT-Free Municipal Fund

2.Victory Pioneer Bond Fund

3.Victory Pioneer CAT Bond Fund

4.Victory Pioneer Core Equity Fund

5.Victory Pioneer Active Credit Fund

6.Victory Pioneer Disciplined Growth Fund

7.Victory Pioneer Disciplined Value Fund

8.Victory Pioneer Equity Income Fund

9.Victory Pioneer Equity Premium Income Fund

10.Victory Pioneer Floating Rate Fund

11.Victory Pioneer Fund

12.Victory Pioneer Fundamental Growth Fund

13.Victory Pioneer High Income Municipal Fund

14.Victory Pioneer High Yield Fund

15.Victory Pioneer International Equity Fund

16.Victory Pioneer Intrinsic Value Fund

17.Victory Pioneer Mid Cap Value Fund

18.Victory Pioneer Multi-Asset Income Fund

19.Victory Pioneer Multi-Asset Ultrashort Income Fund

20.Victory Pioneer Securitized Income Fund

21.Victory Pioneer Select Mid Cap Growth Fund

Sidley Austin (NY) LLP is a Delaware limited liability partnership doing business as Sidley Austin LLP and practicing in affiliation with other Sidley Austin partnerships.

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22.Victory Pioneer Short Term Income Fund

23.Victory Pioneer Solutions - Balanced Fund

24.Pioneer Strategic Income Fund

25.Pioneer U.S. Government Money Market Fund

On July 8, 2024, Victory Capital Holdings, Inc. (“Victory Holdings”), Amundi Asset Management S.A.S. (“Seller”) and, solely for certain purposes, Amundi S.A., entered into an agreement (the “Contribution Agreement”) pursuant to which, upon the terms and subject to the conditions set forth therein, Seller will contribute to Victory Holdings all of the shares of its subsidiary, Amundi Holdings US, Inc. (“Amundi Holdings”). Amundi Holdings owns Amundi Asset Management US, Inc. (“Amundi US”), the investment adviser to the Pioneer Funds (the “Acquired Funds”), and Amundi Distributor US, Inc., distributor of the Pioneer Funds (the “Transaction”). Amundi US is the investment adviser to the Acquired Funds.

The Board of Trustees of each Acquired Fund is expected to approve an Agreement and Plan of Reorganization (the “Agreement”), pursuant to which each Acquired Fund will reorganize (each, a “Reorganization”) into each newly-formed, corresponding Fund described above. Victory Capital will be the investment adviser to each Fund. The Registrant will file a registration statement on Form N-14, which will include details about each Reorganization. Victory Capital expects to integrate the investment advisory businesses of Amundi US and Victory Capital in connection with the Transaction.

After each Reorganization, Victory Capital intends to employ the Acquired Funds’ current investment management team to manage the Funds in accordance with substantially identical investment objectives and principal investment strategies, and subject to the substantially identical principal risks as each Acquired Fund. Accordingly, the disclosures relating to the investment strategies and risks of the Funds is substantially similar to those contained in the currently effective registration statement of the Acquired Funds, which were filed in accordance with the below:

	Fund Name	Registrant	Accession	Filing Date	Effective
			Number		Date
1.	Pioneer AMT-Free	Pioneer	0001193125-	March 28,	April 1,
	Municipal Fund	Series	24-080683	2024	2024
		Trust II
2.	Pioneer Bond Fund	Pioneer	0001193125-	October 22,	November
		Bond Fund	24-241009	2024	1, 2024
3.	Pioneer CAT Bond Fund	Pioneer	0001193125-	February 27,	March 1,
		Series	24-047866	2024	2024
		Trust VII

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4.	Pioneer Core Equity	Pioneer	0001193125-	April 25,	May 1,
	Fund	Series	24-113309	2024	2024
		Trust XI
5.	Pioneer Active Credit	Pioneer	0001193125-	October 10,	December
	Fund	Series	24-235876	2024	27, 2024
		Trust X			(expected)
6.	Pioneer Disciplined	Pioneer	0001193125-	December	December
	Growth Fund	Series	23-304876	28, 2023	28, 2023
		Trust XII
7.	Pioneer Disciplined	Pioneer	0001193125-	December	December
	Value Fund	Series	23-304872	28, 2023	28, 2023
		Trust III
8.	Pioneer Equity Income	Pioneer	0001193125-	February 27,	March 1,
	Fund	Equity	24-047660	2024	2024
		Income
		Fund
9.	Pioneer Equity Premium	Pioneer	0001193125-	February 27,	March 1,
	Income Fund	Series	24-047696	2024	2024
		Trust VI
10.	Pioneer Floating Rate	Pioneer	0001193125-	February 27,	March 1,
	Fund	Series	24-047696	2024	2024
		Trust VI
11.	Pioneer Fund	Pioneer	0001193125-	April 25,	May 1,
		Fund	24-113300	2024	2024
12.	Pioneer Fundamental	Pioneer	0001193125-	July 25,	August 1,
	Growth Fund	Series	24-184698	2024	2024
		Trust X
13.	Pioneer High Income	Pioneer	0001193125-	December	December
	Municipal Fund	Series	23-304873	28, 2023	28, 2023
		Trust V
14.	Pioneer High Yield Fund	Pioneer	0001193125-	February 27,	March 1,
		High Yield	24-047646	2024	2024
		Fund
15.	Pioneer International	Pioneer	0001193125-	March 28,	April 1,
	Equity Fund	Series	24-080690	2024	2024
		Trust VIII
16.	Pioneer Intrinsic Value	Pioneer	0001193125-	January 25,	February 1,
	Fund	Series	24-015285	2024	2024
		Trust XIV
17.	Pioneer Mid Cap Value	Pioneer	0001193125-	February 27,	March 1,
	Fund	Mid Cap	24-047676	2024	2024
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Value
Fund
18.	Pioneer Multi-Asset	Pioneer	0001193125-	November	December
	Income Fund	Series	23-283338	27, 2023	1, 2023
Trust IV
19.	Pioneer Multi-Asset	Pioneer	0001193125-	July 25,	August 1,
	Ultrashort Income Fund	Series	24-184698	2024	2024
Trust X
20.	Pioneer Securitized	Pioneer	0001193125-	November	December
	Income Fund	Series	23-283338	27, 2023	1, 2023
Trust IV
21.	Pioneer Select Mid Cap	Pioneer	0001193125-	March 28,	April 1,
	Growth Fund	Series	24-080683	2024	2024
Trust II
22.	Pioneer Short Term	Pioneer	0001193125-	December	December
	Income Fund	Short	23-30487	28, 2023	28, 2023
Term
Income
Fund
23.	Pioneer Solutions -	Pioneer	0001193125-	November	December
	Balanced Fund	Asset	23-283303	27, 2023	1, 2023
Allocation
Trust
24.	Pioneer Strategic Income	Pioneer	0001193125-	January 25,	February 1,
	Fund	Series	24-015285	2024	2024
Trust XIV
25.	Pioneer U.S.	Pioneer	0001193125-	April 25,	May 1,
	Government Money	Money	24-113292	2024	2024
	Market Fund	Market
Trust

If you have any questions concerning the filing, please call me at 212-839-8600 or Matthew Kutner at 212-839-8679.

Very truly yours,

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/s/ Jay G. Baris

Jay G. Baris

cc:

Thomas Dusenberry, Victory Capital Management Inc. Scott A. Stahorsky, Victory Capital Management Inc. Carol D. Trevino, Victory Capital Management Inc. Patricia McClain, Victory Capital Management Inc. Michael D. Policarpo, Victory Capital Management Inc. Nina Gupta, Victory Capital Management Inc.

Sean Fox, Victory Capital Management Inc. Matthew J. Kutner, Sidley Austin LLP John M. Ekblad, Sidley Austin LLP

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